OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Summary of Other Financial Liabilities at Fair Value Through Profit or Loss (Details) - Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category - GBP (£)
£ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities	£ 1,055	£ 899
Structured Notes Programmes
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities	355	369
Structured deposits
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities	605	426
Zero Amortising Guaranteed Notes
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities	£ 95	£ 104